Segment Information	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segment Information	SEGMENT INFORMATION
The Company designs, develops, manufactures and markets a broad range of products, including discrete and standard commodity components, ASICs, full custom devices and semi-custom devices and ASSPs for analog, digital, and mixed-signal applications. In addition, the Company further participates in the manufacturing value chain of smartcard products, which includes the production and sale of both silicon chips and smartcards.
As of December 31, 2023, the Company’s reportable segments were as follows:
•Automotive and Discrete Group (ADG), comprised of dedicated automotive integrated circuits (“ICs”), and discrete and power transistor products.
•Analog, MEMS and Sensors Group (AMS), comprised of analog, smart power, MEMS sensors and actuators, and optical sensing solutions.
•Microcontrollers and Digital ICs Group (MDG), comprised of general-purpose microcontrollers and microprocessors, connected security products (e.g. embedded secured elements and NFC readers), memories (e.g. serial and page EEPROM) and RF and Communications products.
Net revenues of “Others” include revenues from sales assembly services and other revenues. For the computation of the segments’ internal financial measurements, the Company uses certain internal rules of allocation for the costs not directly chargeable to the segments, including cost of sales, SG&A expenses and a part of R&D expenses. In compliance with the Company’s internal policies, certain costs are not allocated to the segments, but reported in “Others”. Those comprise unused capacity charges, including reduced manufacturing activity due to COVID-19 and incidents leading to power outage, impairment, restructuring charges and other related closure costs, management reorganization expenses, start-up and phase-out costs, and other unallocated income (expenses) such as: strategic or special R&D programs, certain corporate-level operating expenses, patent claims and litigations, and other costs that are not allocated to product groups, as well as operating earnings of other products. In addition, depreciation and amortization expense is part of the manufacturing costs allocated to the segments and is neither identified as part of the inventory variation nor as part of the unused capacity charges; therefore, it cannot be isolated in cost of sales. Finally, public grants are allocated to the Company’s segments proportionally to the incurred expenses on the sponsored projects.
Wafer costs are allocated to the segments based on actual cost. From time to time, with respect to specific technologies, wafer costs are allocated to segments based on market price.
The following tables present the Company’s consolidated net revenues and consolidated operating income by reportable segment.
Net revenues by reportable segment:

	December 31, 2023	December 31, 2022	December 31, 2021
ADG	7,848	5,969	4,350
AMS	3,991	4,911	4,587
MDG	5,431	5,228	3,802
Total net revenues of product segments	17,270	16,108	12,739
Others	16	20	22
Total consolidated net revenues	17,286	16,128	12,761
Operating income by reportable segment:

	December 31, 2023	December 31, 2022	December 31, 2021
ADG	2,497	1,469	512
AMS	690	1,237	1,022
MDG	1,838	1,830	908
Total operating income of product segments	5,025	4,536	2,442
Others(1)	(414)	(97)	(23)
Total consolidated operating income	4,611	4,439	2,419

(1)Operating income (loss) of “Others” includes items such as unused capacity charges, including unloading charges due to COVID-19 and incidents leading to power outage, impairment, restructuring charges and other related closure costs, management reorganization costs, start-up and phase-out costs, and other unallocated expenses such as: strategic or special R&D programs, certain corporate-level operating expenses, patent claims and litigations, and other costs that are not allocated to product groups, as well as operating earnings of other products.
The reconciliation of operating income of reportable segments to the total consolidated operating income is presented in the below table:

	December 31, 2023	December 31, 2022	December 31, 2021
Total operating income of reportable segments	5,025	4,536	2,442
Impairment, restructuring charges and other related closure costs	—	—	(2)
Impairment loss on intangible assets acquired through recent business combinations	(36)	—	—
Start-up and phase-out costs	(134)	(13)	—
Unused capacity charges	(120)	(22)	(16)
Other unallocated manufacturing results	(94)	(57)	1
Gain on sale of non-current assets	4	2	3
Strategic and other research and development programs and other non-allocated provisions(1)	(34)	(7)	(9)
Total operating loss Others	(414)	(97)	(23)
Total consolidated operating income	4,611	4,439	2,419

(1)Includes unallocated income and expenses such as certain corporate-level operating expenses and other income (costs) that are not allocated to the product segments.
The following is a summary of operations by entities located within the indicated geographic areas for 2023, 2022 and 2021. Net revenues represent sales to third parties from the country in which each subsidiary is domiciled. The Company is incorporated under Dutch law with head offices located in the Netherlands while the Company’s operational office and headquarters are located in Switzerland. Long-lived assets consist of property, plant and equipment, net. A significant portion of property, plant and equipment expenditures is attributable to front-end and back-end facilities, located in the different countries in which the Company operates. As such, the Company mainly allocates capital spending resources according to geographic areas rather than along product segment areas.
Net revenues

	December 31, 2023	December 31, 2022	December 31, 2021
Switzerland	5,755	4,569	3,282
France	158	153	126
Italy	54	47	56
USA	2,279	1,981	1,253
Singapore	8,138	8,604	7,442
Japan	890	758	586
Other countries	12	16	16
Total net revenues	17,286	16,128	12,761
Property, plant and equipment, net

	December 31, 2023	December 31, 2022
Netherlands	3,996	2,753
France	1,837	1,774
Italy	2,108	1,683
Other European countries	170	161
USA	59	52
Singapore	1,347	880
Malaysia	478	365
Other countries	559	533
Total property, plant and equipment, net	10,554	8,201